License Rights (Tables)	12 Months Ended
Dec. 31, 2011
License Rights
Summary of foregoing license rights

	December 31,	December 31,
	2010	2011
	RMB	RMB
Payment for license rights	232,283	271,582
Accumulated amortization	(87,646)	(172,304)
Impairment provision for license rights other than World of Warcraft	—	(50,316)
	144,637	48,962

Schedule of estimated amortization expense for the future fiscal years

RMB
2012	48,962